Critical accounting estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) component	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about intangible assets
Typical loan term	36 months
Original cost	¥ 917,063,000	¥ 976,948,000	¥ 758,075,000
Cost
Disclosure of detailed information about intangible assets
Original cost	2,117,286,000	1,896,518,000	¥ 1,345,170,000
Application and platform
Disclosure of detailed information about intangible assets
Carrying amount	¥ 382,635,000	¥ 432,743,000
Application and platform | Minimum
Disclosure of detailed information about intangible assets
Useful life	3 years
Application and platform | Maximum
Disclosure of detailed information about intangible assets
Useful life	10 years
Application and platform | Cost
Disclosure of detailed information about intangible assets
Number of components of intangible assets | component	2
Application and platform | Ping An Group | Cost
Disclosure of detailed information about intangible assets
Original cost	¥ 690,910,000
Number of components of intangible assets | component	2
Application and platform | Discounted cash flow | Ping An Group | Cost
Disclosure of detailed information about intangible assets
Original cost	¥ 591,650,000
Application and platform | Asset value | Ping An Group | Cost
Disclosure of detailed information about intangible assets
Original cost	99,260,000
Useful life for 2 years | Application and platform
Disclosure of detailed information about intangible assets
Carrying amount	¥ 253,216,000
Useful life	2 years
Useful life for 5 years | Application and platform
Disclosure of detailed information about intangible assets
Carrying amount	¥ 486,171,000
Useful life	5 years